Supplemental cash flow information (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Cash and cash equivalents	$ 241,202	$ 221,934	$ 212,267	$ 227,378
Restricted cash, current	12,425	28,360	96,728	92,265
Restricted cash, noncurrent	0	0	2,992	22,644
Cash, cash equivalents, restricted cash and restricted cash equivalents	$ 253,627	$ 250,294	$ 311,987	$ 342,287